Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
A. Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Otonomo Technologies Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
B. Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, value of warrants to redeemable convertible preferred shares and share-based compensation including the determination of the fair value of the Company’s ordinary shares. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.
The novel coronavirus
(“COVID-19”)
pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles, The Company considered the impact of
COVID-19
on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.
C. Foreign Currency
The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“dollar” or “$”), thus; the dollar is the functional currency of the Company.
The transactions and balances of the Company denominated in U.S. dollars are presented at their original amounts as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Monetary assets and liabilities denominated in a
non-U.S.
dollar currency are translated using the current exchange rate and non-monetary
assets and liabilities and capital accounts denominated in a
non-U.S.
dollar currency are translated using historical exchange rates.
Statements of operations accounts denominated in a
non-U.S.
dollar currency are translated using the exchange rates in effect on the transaction dates, except for depreciation, which is translated using historical exchange rates. Adjustments from the translation of the Company’s financial statements to U.S. dollars and foreign exchange transaction gains and losses are included in loss for the period in which exchange rates change. Such adjustments have been immaterial since inception.
Details of exchange rates:

	December 31	December 31
	2019	2020
Exchange rate of U.S. dollar ($) in New Israeli Shekel (NIS)	3.456	3.215
CPI	100.8	100.1
The translation should not be construed as a representation that the foreign currency amounts upon which the translation is based actually represent, or could be converted into, U.S. dollar.
D. Unaudited Pro Forma Shareholders’ Equity
The Company has presented unaudited pro forma shareholders’ equity as of December 31, 2020 in order to show the assumed effect on the balance sheet of the automatic conversion of the outstanding redeemable convertible preferred shares and warrants upon the consummation of a qualified initial public offering (“IPO”). Upon the consummation of an IPO, all of the outstanding redeemable convertible preferred shares (62,914,408 shares) and warrants shares (1,179,231 shares) will automatically convert into 64,093,639 shares of ordinary shares. The unaudited pro forma shareholders’ equity does not give effect to any proceeds from the assumed IPO.
E. Concentration of Credit Risk
Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, short-term investments and restricted cash. The Company maintains bank accounts in financial institutions that management believes have strong credit ratings.
F. Cash, Cash equivalents and Short-Term Investments
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at their carrying values, which approximates their fair values. Short-term investments consist of bank deposits.
G. Fair Value Measurements
Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Financial instruments consist of cash equivalents, short-term investments, account receivables, and account payables. Short-term investments are stated at fair value on a recurring basis. Cash equivalents, accounts receivable, and accounts payable are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.
See Note 9B for more information regarding the warrant for redeemable convertible preferred shares.
H. Accounts Receivables
Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. The allowance of doubtful accounts was not material for the periods presented.
I. Property and Equipment
Property and equipment are stated at cost net of accumulated depreciation. Maintenance and repair expenses are charged to operation as incurred. Depreciation is calculated on the straight-line method based on the estimated useful lives of the assets and commences once the assets are ready for their intended use.
Annual rates at depreciation are as follows:

%
Computers and software	33
Office furniture and equipment	7;15
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Capitalized Software Costs
Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred. The amount of qualifying costs for capitalization incurred was immaterial for the years presented.

J. Impairment of Property and Equipment
The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of property and equipment is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to property and equipment during the years presented.
K. Revenue Recognition
The Company derives its revenues from subscription revenues, which are comprised of subscription fees from customers accessing the Company’s enterprise cloud computing services (“SaaS subscriptions”).
The Company elected to adopt Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), effective as of January 1, 2018, utilizing the full retrospective method of adoption. Accordingly, the consolidated financial statements for the years ended December 31, 2019 and 2020 are presented under ASC 606. Under ASC 606, The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
The Company’s SaaS subscriptions revenues consist primarily of fees to provide the Company’s customers access to its cloud-based platform, which includes routine customer support. Subscription service contracts do not provide customers with the right to take possession of the software, are cancelable, and do not contain general rights of return. Generally, subscription revenues are recognized ratably over the contractual term of the arrangement, beginning on the date that the service is made available to the customer.
Subscription contracts typically have a term of one to three years and based on fixed-fee
or a pay per use basis. For
fixed-fee
basis contracts, invoicing occurring in annual or monthly installments at the beginning of each year of the subscription period or at the end of each month, respectively. For pay per use basis contracts, the Company applies the
‘as-invoiced’
practical expedient that permits the Company to recognize revenue in the amount to which it has a right to invoice the customer.
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract.

The Company provides access to its cloud-hosted software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price for each contract to each performance obligation based on the relative standalone selling price for each performance obligation. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs or uses the expected cost-plus margin approach to estimate the price the Company would charge if the products and services were sold separately.
Incremental costs of obtaining a contract that are eligible to capitalization, were immaterial during the reported periods.
Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within accounts receivable, net on the consolidated balance sheets was immaterial for the periods presented.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the
12-month
period after the balance sheet date.
L. Cost of Services
Cost of services consists primarily of expenses related to purchase of data from data suppliers, amounts paid to data suppliers under revenue sharing or fixed price arrangements, third-party cloud infrastructure expenses incurred in connection with the Company’s customers’ use of the Company’s platform and the maintenance of the Company’s platform on public clouds, including different regional deployments, and personnel-related costs associated with customer support and professional services, including salaries, benefits, bonuses and share-based compensation. Cost of services also includes allocated overhead costs.
M. Research and Development
Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Research and development costs are expensed as incurred.
N. Share-Based Compensation
Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the option, the expected volatility of the price of the underlining shares, risk-free interest rates, and the expected dividend yield of the shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The related share-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards. Forfeitures are accounted for as they occur instead of estimating the number of awards expected to be forfeited.
O. Income Taxes
The Company is subject to income taxes in Israel, the U.S., and other foreign jurisdictions. These foreign jurisdictions may have different statutory tax rates than in Israel. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount more likely than not to be realized.
The Company recognizes income tax benefits from tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination. The tax benefits recognized are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement.
P. Net Loss Per Share
Net Loss Per Share Attributable to Ordinary Shareholders
The Company computes net loss per share using the
two-class
method required for participating securities. The
two-class
method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred shares to be participating securities as the holders of the redeemable convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata
basis assuming conversion of all redeemable convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.
The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted
method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.
Unaudited Pro Forma Net Loss Per Share Attributable to Ordinary Shareholders
Unaudited pro forma basic and diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2019 and 2020 has been computed to give effect to the conversion of redeemable convertible preferred shares into ordinary shares as of the beginning of the period or the original date of issuance, if later.
Q. Segment Information
The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.
Revenue by geographical region of the Company’s customers:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
United States	—	43
APAC	2	164
EMEA	127	187

Total revenue	129	394

Property and equipment, net of depreciation, by geographic region:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
United States	7	2
Israel	478	622
Rest of world	1	1

Total property and equipment, net	486	625

Number of Customers accounted for over 10% of Revenue
For the year ended December 31, 2019, the Company had three customers that accounted for 12%, 20% and 63%, respectively, of its revenues. For the year ended December 31, 2020, the Company had two customers that accounted for 12% and 30%, respectively, of its revenues.
R. Recently Issued Accounting Pronouncements
As an “Emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases, which would require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use
asset for the right to use the underlying asset for the lease term. In June 2020, the FASB issued ASU
No. 2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU
2016-02
for
non-public
entities to fiscal years beginning after December 15,2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is currently evaluating the effect that ASU
2016-02
will have on its consolidated financial statements and related disclosures.